SEI Asset Allocation Trust

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Supplement dated July 27, 2007

to the Class A Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Until September 14, 2007, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (collectively, the “Funds”) will invest in SEI Liquid Asset Trust’s Prime Obligation Fund as an underlying fund.  Effective September 17, 2007 SEI Liquid Asset Trust’s Prime Obligation Fund will be liquidated and the Funds will invest in SEI Institutional Managed Trust’s Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI Asset Allocation Trust

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Supplement dated July 27, 2007

to the Class D Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus, and should be read in conjunction with such Prospectus.

Until September 14, 2007, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (collectively, the “Funds”) will invest in SEI Liquid Asset Trust’s Prime Obligation Fund as an underlying fund.  Effective September 17, 2007, SEI Liquid Asset Trust’s Prime Obligation Fund will be liquidated and the Funds will invest in SEI Institutional Managed Trust’s Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI Asset Allocation Trust

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Supplement dated July 27, 2007

to the Class I Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Until September 14, 2007, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (collectively, the “Funds”) will invest in SEI Liquid Asset Trust’s Prime Obligation Fund as an underlying fund.  Effective September 17, 2007 SEI Liquid Asset Trust’s Prime Obligation Fund will be liquidated and the Funds will invest in SEI Institutional Managed Trust’s Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI Asset Allocation Trust

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

Supplement dated July 27, 2007
to the Class A Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Until September 14, 2007, the Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds (collectively, “the Funds”) will invest in the SEI Liquid Asset’s Trust’s Prime Obligation Fund as an underlying fund.  Effective September 17, 2007 SEI Liquid Asset Trust’s Prime Obligation Fund will be liquidated and the Funds will invest in SEI Institutional Managed Trust’s Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI Asset Allocation Trust

Defensive Strategy Fund

Conservative Strategy Fund

Moderate Strategy Fund

Aggressive Strategy Fund

Core Market Strategy Fund

Market Growth Strategy Fund

Supplement dated July 27, 2007
to the Class I Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Until September 14, 2007, the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds (collectively, the “Funds”) will invest in the SEI Liquid Asset Trust’s Prime Obligation Fund as an underlying fund.  Effective September 17, 2007, SEI Liquid Asset Trust’s Prime Obligation Fund will be liquidated and the Funds will invest in SEI Institutional Managed Trust’s Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI Asset Allocation Trust

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

Supplement dated July 27, 2007 to the Statement of Additional Information dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”), and should be read in conjunction with such SAI.

Until September 14, 2007, the above referenced Funds will invest in the SEI Liquid Asset Trust’s Prime Obligation Fund as an underlying fund.  Effective September 17, 2007, SEI Liquid Asset Trust’s Prime Obligation Fund will be liquidated and the Funds will invest in the SEI Institutional Managed Trust’s Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE